Guarantor/Non-Guarantor Supplemental Financial Information - Statement of Cash Flows (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash used in operating activities	$ (93,000,000)	$ (194,000,000)	$ (192,000,000)	$ (118,000,000)	$ 341,000,000
Investing Activities
Property and equipment additions	(19,000,000)	(25,000,000)	(49,000,000)	(49,000,000)	(40,000,000)
Net assets acquired (net of cash acquired) and acquisition-related payments	(4,000,000)	(4,000,000)	(6,000,000)	(17,000,000)	(5,000,000)
Proceeds from sale of assets			0	(5,000,000)	0
(Purchases of) proceeds from certificates of deposits, net	(4,000,000)	9,000,000	5,000,000	(9,000,000)	0
Change in restricted cash	(3,000,000)	1,000,000	6,000,000	0	(2,000,000)
Intercompany dividend			20,000,000		0
Intercompany note receivable	0	0	0		0
Other, net	0	(5,000,000)	(5,000,000)	0	0
Net cash provided by (used in) investing activities	(30,000,000)	(24,000,000)	(49,000,000)	(70,000,000)	(47,000,000)
Financing Activities
Net change in revolving credit facilities	(94,000,000)	125,000,000	145,000,000	142,000,000	(515,000,000)
Repayments of Senior Debt	(640,000,000)	(703,000,000)	(706,000,000)	(32,000,000)	(32,000,000)
Proceeds from the issuance of First and a Half Lien Notes	325,000,000	700,000,000	700,000,000	0	0
Proceeds from term loan extensions	0	98,000,000	98,000,000	0	0
Proceeds from issuance of First/Second Lien Loans	593,000,000	0	0	0	500,000,000
Repayments of term loan credit facility			(706,000,000)	32,000,000	32,000,000
Repayment of prior securitization obligations			(299,000,000)
Proceeds from new securitization obligations			295,000,000
Net change in securitization obligations	(61,000,000)	(4,000,000)	0	27,000,000	(410,000,000)
Debt issuance costs	(3,000,000)	(34,000,000)	(35,000,000)	0	(11,000,000)
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	0	0	0	0	0
Other, net	(2,000,000)	(3,000,000)	(6,000,000)	(13,000,000)	(11,000,000)
Net cash provided by (used in) financing activities	118,000,000	179,000,000	192,000,000	124,000,000	(479,000,000)
Effect of changes in exchange rates on cash and cash equivalents	0	1,000,000	0	1,000,000	3,000,000
Net increase (decrease) in cash and cash equivalents	(5,000,000)	(38,000,000)	(49,000,000)	(63,000,000)	(182,000,000)
Cash and cash equivalents, beginning of period	143,000,000	192,000,000	192,000,000	255,000,000	437,000,000
Cash and cash equivalents, end of period	138,000,000	154,000,000	143,000,000	192,000,000	255,000,000
Holdings [Member]
Net cash used in operating activities	0	0	0	0	0
Investing Activities
Property and equipment additions	0	0	0	0	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	0		0
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0
Financing Activities
Net change in revolving credit facilities	0	0	0	0	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	0	0	0	0	0
Other, net	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Intermediate [Member]
Net cash used in operating activities	0	0	0	0	0
Investing Activities
Property and equipment additions	0	0	0	0	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	0		0
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0
Financing Activities
Net change in revolving credit facilities	0	0	0	0	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	0	0	0	0	0
Other, net	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Realogy [Member]
Net cash used in operating activities	(342,000,000)	(347,000,000)	(666,000,000)	(638,000,000)	(583,000,000)
Investing Activities
Property and equipment additions	(2,000,000)	(2,000,000)	(5,000,000)	(7,000,000)	(4,000,000)
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	1,000,000		0
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	(2,000,000)	(2,000,000)	(4,000,000)	(7,000,000)	(4,000,000)
Financing Activities
Net change in revolving credit facilities	(91,000,000)	130,000,000	150,000,000	100,000,000	(515,000,000)
Repayments of Senior Debt	(640,000,000)	(703,000,000)
Proceeds from the issuance of First and a Half Lien Notes	325,000,000	700,000,000	700,000,000
Proceeds from term loan extensions		98,000,000	98,000,000
Proceeds from issuance of First/Second Lien Loans	593,000,000				500,000,000
Repayments of term loan credit facility			(706,000,000)	32,000,000	32,000,000
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	(2,000,000)	(34,000,000)	(34,000,000)		(11,000,000)
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	155,000,000	94,000,000	392,000,000	454,000,000	463,000,000
Other, net	4,000,000	(1,000,000)	3,000,000	(2,000,000)	(2,000,000)
Net cash provided by (used in) financing activities	344,000,000	284,000,000	603,000,000	520,000,000	403,000,000
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	(65,000,000)	(67,000,000)	(125,000,000)	(184,000,000)
Cash and cash equivalents, beginning of period	2,000,000	69,000,000	69,000,000	194,000,000	378,000,000
Cash and cash equivalents, end of period	2,000,000	4,000,000	2,000,000	69,000,000	194,000,000
Guarantor Subsidiaries [Member]
Net cash used in operating activities	236,000,000	142,000,000	414,000,000	504,000,000	309,000,000
Investing Activities
Property and equipment additions	(17,000,000)	(22,000,000)	(43,000,000)	(41,000,000)	(36,000,000)
Net assets acquired (net of cash acquired) and acquisition-related payments	(4,000,000)	(4,000,000)	(6,000,000)	(17,000,000)	(5,000,000)
Proceeds from sale of assets				(5,000,000)
(Purchases of) proceeds from certificates of deposits, net	(4,000,000)	0	(3,000,000)	0
Change in restricted cash	0	0	0		0
Intercompany dividend					(63,000,000)
Intercompany note receivable	(85,000,000)	(18,000,000)	7,000,000		37,000,000
Other, net	0	(5,000,000)	(5,000,000)
Net cash provided by (used in) investing activities	(110,000,000)	(49,000,000)	(50,000,000)	(53,000,000)	59,000,000
Financing Activities
Net change in revolving credit facilities	0	(5,000,000)	(5,000,000)	35,000,000	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	(116,000,000)	(77,000,000)	(343,000,000)	(428,000,000)	(364,000,000)
Other, net	(4,000,000)	(5,000,000)	(10,000,000)	(8,000,000)	(6,000,000)
Net cash provided by (used in) financing activities	(120,000,000)	(87,000,000)	(358,000,000)	(401,000,000)	(370,000,000)
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	6,000,000	6,000,000	6,000,000	50,000,000	(2,000,000)
Cash and cash equivalents, beginning of period	80,000,000	74,000,000	74,000,000	24,000,000	26,000,000
Cash and cash equivalents, end of period	86,000,000	80,000,000	80,000,000	74,000,000	24,000,000
Non-Guarantor Subsidiaries [Member]
Net cash used in operating activities	22,000,000	14,000,000	74,000,000	24,000,000	650,000,000
Investing Activities
Property and equipment additions	0	(1,000,000)	(1,000,000)	(1,000,000)	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	9,000,000	8,000,000	(9,000,000)
Change in restricted cash	(3,000,000)	1,000,000	5,000,000		(2,000,000)
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	(3,000,000)	9,000,000	12,000,000	(10,000,000)	(2,000,000)
Financing Activities
Net change in revolving credit facilities	(3,000,000)	0	0	7,000,000	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			(299,000,000)
Proceeds from new securitization obligations			295,000,000
Net change in securitization obligations	(61,000,000)	(4,000,000)	0	27,000,000	(410,000,000)
Debt issuance costs	(1,000,000)	0	(1,000,000)		0
Intercompany dividend	(9,000,000)	(4,000,000)	(10,000,000)	(11,000,000)	(96,000,000)
Intercompany note payable	85,000,000	18,000,000	(7,000,000)		(37,000,000)
Intercompany transactions	(39,000,000)	(17,000,000)	(49,000,000)	(26,000,000)	(99,000,000)
Other, net	(2,000,000)	3,000,000	1,000,000	(3,000,000)	(3,000,000)
Net cash provided by (used in) financing activities	(30,000,000)	(4,000,000)	(70,000,000)	(6,000,000)	(645,000,000)
Effect of changes in exchange rates on cash and cash equivalents	0	1,000,000	0	1,000,000	3,000,000
Net increase (decrease) in cash and cash equivalents	(11,000,000)	20,000,000	16,000,000	9,000,000	6,000,000
Cash and cash equivalents, beginning of period	67,000,000	51,000,000	51,000,000	42,000,000	36,000,000
Cash and cash equivalents, end of period	56,000,000	71,000,000	67,000,000	51,000,000	42,000,000
Eliminations [Member]
Net cash used in operating activities	(9,000,000)	(3,000,000)	(14,000,000)	(8,000,000)	(35,000,000)
Investing Activities
Property and equipment additions	0	0	0	0	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	0		0
Intercompany dividend					63,000,000
Intercompany note receivable	85,000,000	18,000,000	(7,000,000)		(37,000,000)
Other, net	0	0	0
Net cash provided by (used in) investing activities	85,000,000	18,000,000	(7,000,000)	0	(100,000,000)
Financing Activities
Net change in revolving credit facilities	0	0	0	0	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	9,000,000	4,000,000	10,000,000	11,000,000	96,000,000
Intercompany note payable	(85,000,000)	(18,000,000)	7,000,000		37,000,000
Intercompany transactions	0	0	0	0	0
Other, net	0	0	0	0	0
Net cash provided by (used in) financing activities	(76,000,000)	(14,000,000)	17,000,000	11,000,000	133,000,000
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	1,000,000	(4,000,000)	3,000,000	(2,000,000)
Cash and cash equivalents, beginning of period	(6,000,000)	(2,000,000)	(2,000,000)	(5,000,000)	(3,000,000)
Cash and cash equivalents, end of period	$ (6,000,000)	$ (1,000,000)	$ (6,000,000)	$ (2,000,000)	$ (5,000,000)